Trade Accounts Receivables and Other Current Assets	12 Months Ended
Dec. 31, 2018
Trade Accounts Receivables and Other Current Assets
Trade Accounts Receivables and Other Current Assets

12) Trade Accounts Receivables and Other Current Assets

(a) Trade Accounts Receivables

Trade accounts receivable are presented net of provisions for doubtful accounts. As of December 31, 2018 and 2017, there was no provision for doubtful accounts.

(b) Other Current Assets

Other current assets consist of the following:

	Year Ended
	December 31,
(U.S. Dollars in thousands)	2018	2017
Insurance claims for recoveries	$—	$1,750
Refund of value added tax	899	865
Prepaid expenses	810	1,997
Other receivables	753	998
Total other current assets	$2,462	$5,610